CREDIT SUISSE OPPORTUNITY FUNDS (the “Trust”)

Credit Suisse Multialternative Strategy Fund (the “Fund”)

Supplement to the Summary Prospectus, the Statutory Prospectus

and the Statement of Additional Information (“SAI”)

The Board of Trustees of the Trust has approved certain changes to the Fund’s investment objective and principal investment strategies.  In addition, Fund management has determined to change the benchmark index against which the Fund compares its performance.  All of these changes are expected to become effective on or about February 28, 2020.

Effective on or about February 28, 2020, the following changes are made to the Fund’s Summary Prospectus and Statutory Prospectus:

Change in the Fund’s Investment Objective and Principal Investment Strategies:

The section of the Summary Prospectus entitled “Investment Objective” and the section of the Statutory Prospectus entitled “Fund Summaries—Credit Suisse Multialternative Strategy Fund—Investment Objective” are deleted in their entirety and replaced with the following:

The fund seeks positive absolute returns.

The section of the Summary Prospectus entitled “Investment Objective” and the section of the Statutory Prospectus entitled “Fund Summaries—Credit Suisse Multialternative Strategy Fund—Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The fund seeks to achieve its investment objective by utilizing an investment process to allocate capital across a range of investment strategies. The investment strategies that the fund primarily, but not exclusively, allocates to are directional and/or relative value strategies that take long and/or short positions across all major asset classes, including equities, fixed income, currencies and commodities.

As a component of its overall investment process, Credit Suisse may utilize certain quantitative models and methodologies to guide its investment approach or security selection although the use of such models and methodologies may vary, on a discretionary basis, based on market environments and economic trends as determined by Credit Suisse.

The fund may invest globally and there are no geographic limits on the fund’s holdings. The fund may have exposure to issuers of any size or credit quality.

The percentage of the fund’s portfolio exposed to each asset class and geographic region will vary from time to time. The fund may invest in a broad range of instruments, including, but not limited to, equities, American Depository Receipts and Global Depository Receipts, other mutual funds, exchange-traded funds (“ETFs”), warrants, bonds (both investment grade and below investment grade (commonly referred to as “junk bonds”)), exchange-traded notes (“ETNs”), currencies, commodities, futures, options and swaps, either by investing directly in these instruments or, in the case of commodities and certain commodity-linked instruments, indirectly, by investing in the Subsidiary (as described below) that invests in such commodities and commodity-linked instruments. The fund also may invest in cash and cash equivalents. As a result of the fund’s use of derivatives, the fund may hold significant amounts of high-quality, short-term securities, including U.S. Treasuries, shares of money market funds and repurchase agreements. The fund may also invest in high-yield securities to earn income, as well as to achieve its investment objective.

The fund primarily will gain exposure to commodities and commodity-linked instruments through investments in the Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. Generally, the Subsidiary will invest in (long and short) commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary’s derivative positions; however, these instruments may also earn income for the Subsidiary. The fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the fund with commodity exposure within the limitations of the federal tax requirements that apply to the fund. Investments in other Credit Suisse Funds may provide the fund with exposure to other securities and financial instruments in addition to commodities and commodity-linked instruments.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund’s principal investment strategies and might prevent the fund from achieving its goal.

The fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The section of the Statutory Prospectus entitled “The Funds in Detail—Goals and Strategies—Multialternative Strategy Fund” is deleted in its entirety and replaced with the following:

The fund seeks to achieve its investment objective by utilizing an investment process to allocate capital across a range of investment strategies. The investment strategies that the fund primarily, but not exclusively, allocates to are directional and/or relative value strategies that take long and/or short positions across all major asset classes including equities, fixed income, currencies and commodities.

As a component of its overall investment process, Credit Suisse may utilize certain quantitative models and methodologies to guide its investment approach or security selection although the use of such models and methodologies may vary, on a discretionary basis, based on market factors environments and economic trends as determined by Credit Suisse.

The fund may invest globally and there are no geographic limits on the fund’s holdings. The fund may have exposure to issuers of any size or credit quality.

The percentage of the fund’s portfolio exposed to each asset class and geographic region will vary from time to time. The fund may invest in a broad range of instruments, including, but not limited to, equities, American Depository Receipts and Global Depository Receipts, other mutual funds, ETFs, warrants, bonds (both investment grade and below investment grade (commonly referred to as “junk bonds”)), ETNs, currencies, commodities, futures, options and swaps, either by investing directly in these instruments or, in the case of commodities and certain commodity-linked instruments, indirectly, by investing in the Subsidiary that invests in such commodity-linked instruments. The fund also may invest in cash and cash equivalents. As a result of the fund’s use of derivatives, the fund may hold significant amounts of high-quality securities, including U.S. Treasuries, shares of money market funds and repurchase agreements. The fund also may invest in high-yield securities to earn income, as well as to achieve its investment objective. For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund’s principal investment strategies and might prevent the fund from achieving its goal. The fund may also engage in other investment practices in seeking to achieve its investment objective.

The fund primarily will gain exposure to commodities and certain commodity-linked instruments through investments in the Credit Suisse Cayman Multialternative Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the “Subsidiary”). Generally, the Subsidiary will invest in (long and short) commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary’s derivative positions; however, these instruments may also earn income for the Subsidiary.

The Subsidiary is managed by Credit Suisse. With respect to its investments, the Subsidiary generally will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the fund; however, the Subsidiary (unlike the fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the fund due to federal tax requirements relating to qualifying income, as discussed above. The fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the fund.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund’s principal investment strategies and might prevent the fund from achieving its goal.

The fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The section of the Summary Prospectus entitled “Principal Risks of Investing in the Fund” and the section of the Statutory Prospectus entitled “Fund Summaries—Credit Suisse Multialternative Strategy Fund—Principal Risks of Investing in the Fund” are amended to delete the following risk: “Concentration Risk.”

The table in the section of the Statutory Prospectus entitled “The Funds in Detail—Risk Factors” is amended to delete “Concentration Risk” as a principal risk of the Fund and “Illiquidity Risk” as a non-principal risk of the Fund.

Change in the Fund’s Benchmark:

The first paragraph under section of the Summary Prospectus entitled “Performance” and the section of the Statutory Prospectus entitled “Fund Summaries—Credit Suisse Multialternative Strategy Fund—Performance” are deleted in their entirety and replaced with the following:

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund’s Class A shares has varied from year to year for up to 10 years (if applicable). The fund’s total returns prior to February 28, 2020, as reflected in the bar chart and the table, are the returns of the fund when it followed a different investment objective and different investment strategies. The table compares the fund’s performance (before and after taxes) over time to that of a broad-based securities market index. Effective February 28, 2020, the ICE BofA ML 3-Month Treasury Bill Index replaced the Credit Suisse Hedge Fund Index as the broad-based securities market index against which the fund measures its performance.  Credit Suisse believes the ICE BofA ML 3-Month Treasury Bill Index is more relevant to the fund’s new investment objective and principal investment strategies. The table also compares the fund’s performance to the Credit Suisse Liquid Alternative Beta Index. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

Effective on or about February 28, 2020, the following changes are made to the Fund’s SAI to reflect the changes to the Fund’s investment objective and principal investment strategies:

The fifth sentence in the section of the Fund’s SAI entitled “Investment Objectives and Policies—Investment Objectives” is deleted in its entirety and replaced with the following:

The investment objective of the Multialternative Strategy Fund is to seek positive absolute returns.

The section of the Fund’s SAI entitled “Investment Objectives and Policies—Information Regarding Underlying Indices—Credit Suisse Hedge Fund Index” is deleted in its entirety.

Dated: December 30, 2019	16-1219
for
CS-PRO
2019-004